Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, plant and equipment consist of the following:

2018
	Cost	Accumulated depreciation	Net book value
Generation	$2,470,279	$450,230	$2,020,049
Distribution	4,455,935	521,236	3,934,699
Land	73,773	—	73,773
Equipment and other	88,757	41,295	47,462
Construction in progress
Generation	104,996	—	104,996
Distribution	212,579	—	212,579
	$7,406,319	$1,012,761	$6,393,558

5.	Property, plant and equipment (continued)

2017
	Cost	Accumulated depreciation	Net book value
Generation	$2,382,279	$394,509	$1,987,770
Distribution	4,205,823	388,859	3,816,964
Land	71,689	—	71,689
Equipment and other	91,233	37,104	54,129
Construction in progress
Generation	209,979	—	209,979
Distribution	164,366	—	164,366
	$7,125,369	$820,472	$6,304,897